UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
	Schedule of Investments
	June 30, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Agriculture Chemicals
3,200	CF Industries Holdings, Inc. +	$ 619,968	2.46%

Aircraft Engines & Engine Parts
7,600	United Technologies Corp. +	574,028	2.28%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
11,800	HJ Heinz Co. +	641,684	2.55%

Commercial Banks
13,500	Bank of Montreal (Canada)	746,010	2.96%

Crude Petroleum & Natural Gas
4,800	Apache Corp. +	421,872
6,100	Noble Energy, Inc. +	517,402
3,900	Occidental Petroleum Corporation	334,503
		1,273,777	5.05%

Electric Services
16,800	American Electric Power Co. Inc. +	670,320
4,800	Cummins Inc. +	465,168
14,400	Southern Co. +	666,720
		1,802,208	7.15%

Electronic & Other Electrical Equipment (No Computer Equipment)
12,800	Emerson Electric Co. +	596,224	2.37%

Fats & Oils
22,000	Archer Daniels Midland Co. +	649,440	2.58%

Fire, Marine & Casualty Insurance
10,600	ACE Limited (Switzerland) +	785,778
10,300	The Chubb Corporation +	750,046
		1,535,824	6.09%

Food and Kindred Products
11,800	Kraft Foods Inc. +	455,716	1.81%

Gas & Other Services Combined
8,100	Sempra Energy +	557,928	2.21%

Hospitals & Medical Service Plans
15,600	Aetna Inc. +	604,812
11,600	UnitedHealth Group, Inc. +	678,600
		1,283,412	5.09%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
4,600	VF Corp. +	613,870	2.44%

National Comercial Banks
9,000	PNC Financial Services Group Inc. +	549,990	2.18%

Oil & Gas Field Machinery & Equipment
9,900	National Oilwell Varco, Inc. +	637,956	2.53%

Oil, Gas Field Services, NBC
9,600	Schlumberger Limited +	623,136	2.47%

Petroleum Refining
7,500	Chevron Corp. +	791,250
23,600	Suncor Energy Inc. (Canada) +	683,220
		1,474,470	5.85%

Pharmaceutical Preparations
16,400	Eli Lilly and Company +	703,724	2.79%

Radio & TV Broadcasting & Communications Equipment
12,000	QUALCOMM Incorporated +	668,160	2.65%

Railroads, Line-Haul Operating
10,000	Canadian National Railway Company (Canada) +	843,800
11,300	Norfolk Southern Corp. +	811,001
7,000	Union Pacific Corporation +	835,170
		2,489,971	9.88%

Retail - Eating Places
5,300	McDonald's Corp. +	469,209	1.86%

Retail - Variety Stores
11,700	Costco Wholesale Corp. +	1,111,500	4.41%

Rubber & Plastic Footwear
6,500	Nike Inc. Class B +	570,570	2.26%

Search, Detection, Navigation, Guidance, Aeronautical Systems
10,100	Raytheon Company +	571,559	2.27%

Semiconductors & Related Devices
21,000	Intel Corporation +	559,650	2.22%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
9,900	Procter & Gamble Co. +	606,375	2.41%

Surgical & Medical Instruments & Apparatus
10,500	Stryker Corp. +	578,550	2.30%

Tobacco Products
17,500	Altria Group Inc. +	604,625
6,700	Philip Morris International, Inc. +	584,642
		1,189,267	4.72%

Wholesale-Drugs Properties & Druggists' Sundries
7,800	McKesson Corporation +	731,250	2.90%

Total for Common Stocks (Cost $22,299,545)		24,885,426	98.74%

	Other Assets in Excess of Liabilities	317,218	1.26%

	Net Assets	$ 25,202,644	100.00%

Neiman Large Cap Value Fund
	Schedule of Written Options
	June 30, 2012 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

ACE Limited
August 2012 Calls @ 75.00	1,100	$ 1,430
August 2012 Calls @ 77.50	1,000	450
August 2012 Calls @ 80.00	2,000	300
January 2013 Calls @ 82.50	1,200	1,140
		3,320

Aetna Inc.
July 2012 Calls @ 50.00	3,500	175
October 2012 Calls @ 40.00	1,600	3,200
October 2012 Calls @ 50.00	1,000	230
January 2013 Calls @ 42.00	1,700	4,165
		7,770

Altria Group Inc.
September 2012 Calls @ 32.00	1,500	4,155
September 2012 Calls @ 33.00	2,000	3,780
December 2012 Calls @ 32.00	2,100	6,300
January 2013 Calls @ 34.00	2,100	3,465
		17,700

American Electric Power Co. Inc.
August 2012 Calls @ 40.00	2,500	1,250
November 2012 Calls @ 38.00	1,700	4,250
January 2013 Calls @ 40.00	1,700	2,380
		7,880

Apache Corp.
July 2012 Calls @ 125.00	2,000	20
October 2012 Calls @ 85.00	700	5,285
January 2013 Calls @ 92.50	700	2,471
		7,776

Archer Daniels Midland Co.
September 2012 Calls @ 32.00	4,200	1,554
September 2012 Calls @ 33.00	2,000	440
September 2012 Calls @ 34.00	2,500	325
January 2013 Calls @ 35.00	2,300	1,035
		3,354

Bank of Montreal (Canada)
September 2012 Calls @ 55.00	1,600	3,120
September 2012 Calls @ 60.00	3,500	350
December 2012 Calls @ 60.00	1,600	960
		4,430
Canadian National Railway Company (Canada)
July 2012 Calls @ 80.00	1,500	6,900
October 2012 Calls @ 85.00	1,000	3,800
October 2012 Calls @ 90.00	2,500	3,250
		13,950

CF Industries Holdings, Inc.
August 2012 Calls @ 165.00	300	9,300
August 2012 Calls @ 220.00	1,000	1,900
January 2013 Calls @ 185.00	300	6,810
		18,010

Chevron Corp.
September 2012 Calls @ 100.00	1,100	7,623
January 2013 Calls @ 110.00	1,100	4,015
		11,638

The Chubb Corporation
July 2012 Calls @ 75.00	2,000	260
October 2012 Calls @ 75.00	1,500	2,310
January 2013 Calls @ 75.00	1,600	3,952
		6,522

Costco Wholesale Corp.
July 2012 Calls @ 95.00	1,500	2,025
October 2012 Calls @ 85.00	2,100	22,470
January 2013 Calls @ 90.00	2,200	17,820
		42,315

Cummins Inc.
September 2012 Calls @ 105.00	400	1,060
September 2012 Calls @ 130.00	1,500	135
January 2013 Calls @ 125.00	500	500
		1,695

Eli Lilly and Company
July 2012 Calls @ 41.00	1,000	1,850
July 2012 Calls @ 42.00	1,000	1,040
October 2012 Calls @ 41.00	3,100	9,610
January 2013 Calls @ 45.00	3,100	5,270
		17,770

Emerson Electric Co.
September 2012 Calls @ 47.00	1,200	1,620
September 2012 Calls @ 55.00	4,000	200
January 2013 Calls @ 52.50	1,200	900
		2,720

HJ Heinz Co.
September 2012 Calls @ 55.00	1,500	1,500
January 2013 Calls @ 55.00	1,500	2,625
		4,125

Intel Corporation
August 2012 Calls @ 27.00	5,000	3,250
October 2012 Calls @ 29.00	5,000	2,050
		5,300

Kraft Foods Inc.
September 2012 Calls @ 39.00	1,500	1,080
September 2012 Calls @ 40.00	2,000	680
January 2013 Calls @ 40.00	1,600	1,440
		3,200

McDonald's Corp.
September 2012 Calls @ 100.00	1,500	165
September 2012 Calls @ 92.50	500	430
January 2013 Calls @ 100.00	600	384
		979

McKesson Corporation
August 2012 Calls @ 90.00	2,000	9,200
November 2012 Calls @ 90.00	900	5,535
January 2013 Calls @ 95.00	900	3,798
		18,533

National Oilwell Varco, Inc.
August 2012 Calls @ 95.00	1,500	150
August 2012 Calls @ 100.00	1,500	75
November 2012 Calls @ 65.00	900	4,095
January 2013 Calls @ 70.00	1,000	3,750
		8,070

Nike Inc. Class B
July 2012 Calls @ 120.00	1,000	10
October 2012 Calls @ 115.00	1,100	176
January 2013 Calls @ 120.00	1,100	319
		505

Noble Energy, Inc.
November 2012 Calls @ 82.50	500	3,880
January 2013 Calls @ 90.00	500	1,650
		5,530

Norfolk Southern Corp.
September 2012 Calls @ 67.50	1,300	7,150
September 2012 Calls @ 77.50	1,000	400
September 2012 Calls @ 80.00	1,000	200
January 2013 Calls @ 72.50	1,300	6,071
		13,821

Philip Morris International, Inc.
September 2012 Calls @ 87.50	800	2,032
September 2012 Calls @ 90.00	1,000	1,460
January 2013 Calls @ 92.50	800	1,632
		5,124

PNC Financial Services Group Inc.
August 2012 Calls @ 70.00	1,500	75
August 2012 Calls @ 72.50	1,000	50
November 2012 Calls @ 65.00	1,000	1,580
January 2013 Calls @ 70.00	1,000	1,080
		2,785

Procter & Gamble Co.
July 2012 Calls @ 67.50	3,000	60
October 2012 Calls @ 65.00	700	364
January 2013 Calls @ 67.50	700	385
		809

QUALCOMM Incorporated
July 2012 Calls @ 67.50	1,500	45
July 2012 Calls @ 70.00	1,500	15
October 2012 Calls @ 60.00	1,500	2,415
January 2013 Calls @ 65.00	1,500	2,130
		4,605

Raytheon Company
August 2012 Calls @ 50.00	1,000	6,410
August 2012 Calls @ 55.00	1,500	3,075
November 2012 Calls @ 57.50	1,500	2,220
January 2013 Calls @ 55.00	1,000	3,150
		14,855

Schlumberger Limited
August 2012 Calls @ 65.00	900	2,691
August 2012 Calls @ 85.00	1,500	60
August 2012 Calls @ 90.00	1,500	75
January 2013 Calls @ 95.00	900	1,917
		4,743

Sempra Energy
October 2012 Calls @ 65.00	2,000	6,000

Southern Co.
August 2012 Calls @ 46.00	2,000	1,740
August 2012 Calls @ 47.00	2,000	900
January 2013 Calls @ 47.00	2,000	2,220
		4,860

Stryker Corp.
September 2012 Calls @ 52.50	1,100	3,740
September 2012 Calls @ 55.00	1,500	3,450
September 2012 Calls @ 57.50	1,500	1,650
January 2013 Calls @ 57.50	1,100	1,870
		10,710

Suncor Energy Inc. (Canada)
September 2012 Calls @ 38.00	1,500	105
September 2012 Calls @ 39.00	1,500	45
September 2012 Calls @ 42.00	2,000	80
December 2012 Calls @ 28.00	2,400	5,736
January 2013 Calls @ 31.00	2,400	3,672
		9,638

Union Pacific Corporation
August 2012 Calls @ 110.00	700	7,035
August 2012 Calls @ 120.00	1,000	3,620
August 2012 Calls @ 125.00	1,000	1,590
January 2013 Calls @ 120.00	800	6,520
		18,765

UnitedHealth Group, Inc.
September 2012 Calls @ 55.00	1,400	7,000
September 2012 Calls @ 60.00	1,500	2,760
September 2012 Calls @ 62.50	1,500	1,470
January 2013 Calls @ 60.00	1,400	6,020
		17,250

United Technologies Corp.
August 2012 Calls @ 75.00	900	2,232
August 2012 Calls @ 90.00	1,000	30
August 2012 Calls @ 92.50	1,000	40
January 2013 Calls @ 80.00	900	2,610
		4,912

VF Corp.
August 2012 Calls @ 145.00	600	870
November 2012 Calls @ 155.00	700	2,520
August 2013 Calls @ 170.00	1,000	100
		3,390

Total (Premiums Received $380,067)		$ 335,459

* Non-Income Producing Security.
+ Portion or all of the security is pledged as collateral for call options written.

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund
	Schedule of Investments
	June 30, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
40,852	Amana Growth Fund	$ 1,064,203
107,869	American Century Investments Inflation-Adjusted Bond Fund Investor Class	1,416,318
44,931	Appleseed Fund	550,400
14,539	Delaware Select Growth Fund - Class A *	565,869
10,853	Fidelity Advisor Materials Fund Institutional	710,660
32,344	Intrepid Small Cap Value Fund - Institutional Class *	494,541
169,140	Ivy High Income Fund - Class Y	1,407,244
95,649	Neiman Large Cap Value Fund +	2,122,442
52,480	Neuberger Berman Real Estate Fund - Trust Class	713,211
175,909	PIMCO Total Return Fund - Institutional Class	1,987,776
38,284	Rice Hall James Small Cap Portfolio - Institutional Class *	491,179
48,864	Thornburg International Growth Fund - Class A	694,849
74,691	Virtus Emerging Markets Opportunities Fund - Class I	701,345
27,481	Wells Fargo Advantage Growth Fund - Investor Class *	1,043,463
Total for Mutual Funds (Cost $13,354,771)		13,963,500	97.88%

Money Market Funds
312,653	Fidelity Money Market Portfolio Select Class 0.15% **	312,653
Total for Money Market Funds (Cost $312,653)		312,653	2.19%

	Total Investments	14,276,153	100.07%
	(Cost $13,667,424)

	Liabilities in Excess of Other Assets	(10,251)	-0.07%

	Net Assets	$ 14,265,902	100.00%

* Non-Income producing security.
** Variable Rate Security: The Yield Rate shown represents the rate at June 30, 2012.
+ Affiliated Fund.

See accompanying notes to Schedules of Investments

Neiman Tactical Income Fund
	Schedule of Investments
	June 30, 2012 (Unaudited)
Shares/Principal Amount	Fair Value	% of Net Assets

Total Investments	$ -	0.00%
(Cost $0)

Other Assets in Excess of Liabilities	15,000	100.00%

Net Assets	$ 15,000	100.00%

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of June 30, 2012, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), Neiman Balanced Allocation Fund (“Balanced Allocation Fund”), and Neiman Tactical Income Fund (“Tactical Income Fund”) (collectively, the “Funds”). For federal income tax purposes, at June 30, 2012 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                         Large Cap Fund

                                                       Balanced Allocation Fund

                                                                                                     Tactical Income Fund

Cost of Investments                               $22,299,545

                                                        $13,677,424

                                                                                     $0

Premiums Received                                   $380,067

    from Options Written

Gross Unrealized Appreciation                 $3,428,882                                $715,900                                          $0

Gross Unrealized Depreciation                  ($799,393)

                                                                                        ($107,171)                                          $0

Net Unrealized Appreciation

   (Depreciation) on Investments               $2,630,489                                $608,729

                                                                    $0

2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009 - 2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific funds of the Trust are allocated prorata to the Funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis.

3.) SECURITIES VALUATIONS

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2012:

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$24,885,426	$0	$0	$24,885,426
Total	$24,885,426	$0	$0	$24,885,426

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$335,459	$0	$335,459
Total	$0	$335,459	$0	$335,459

Balanced Allocation Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,963,500	$0	$0	$13,963,500
Money Market Funds	$312,653	$0	$0	$312,653
Total	$14,276,153	$0	$0	$14,276,153

Tactical Income Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
	$0	$0	$0	$0
Total	$0	$0	$0	$0

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three month period ended June 30, 2012. There were no transfers into or out of level 1 and level 2 during the three month period ended June 30, 2012. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. WRITTEN OPTIONS

As of June 30, 2012, Large Cap Fund portfolio securities valued at $11,220,689 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the three month period ended June 30, 2012 were as follows:

Number of

Premiums

             Contracts

              Received

Options outstanding at March 31, 2012

     780

              $111,848

Options written

  1,499

              $319,798

Options expired

   (180)

              ($16,035)

Options exercised

               (215)

              ($35,544)

Options Terminated                                                                                      (0)                        ($0)

Options outstanding at June 30, 2012

             1,884                 $380,067

The locations on the statement of assets and liabilities of the Neiman Large Cap Value Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

                                     Liability

                                               Derivatives

Call options written                  ($335,459)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended June 30, 2012 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                   Unrealized

                                   Location             Gain/(Loss)                   Location

                              Gain/(Loss)

Equity contracts       Realized Gain                                   Change In Unrealized

                           (Loss) on Options          $35,544      Appreciation/(Depreciation)       $32,370

                                    Written                                         on Options Written

The selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Written call options expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

5. AFFILIATED FUND TRANSACTIONS

The Balanced Allocation Fund’s holding and transaction in Large Cap Fund, an affiliated fund, during the three month period ended in June 30, 2012 were as follows:

Shares Held at March 31, 2012	94,436
Purchases	2,208
Sales	(995)
Shares Held at June 30, 2012	95,649

The aggregate cost and value of Balanced Allocation Fund’s investment in Large Cap Fund at June 30, 2012 was $1,993,893 and $2,122,441, respectively. The investment represented 14.88% of total net assets of the Balanced Allocation Fund as of June 30, 2012. For the three month period ended June 30, 2012, Balanced Allocation received dividend income totaling $7,088 from the Large Cap Fund.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:           8-23-2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:           8-23-2012

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:           8/23/12